Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TIVIC HEALTH SYSTEMS, INC.
Entity Central Index Key	0001787740
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4016391
Entity Address, Address Line One	25821 Industrial Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	888
Local Phone Number	276-6888
Entity Primary SIC Number	3845
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	25821 Industrial Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	888
Local Phone Number	276-6888
Contact Personnel Name	Jennifer Ernst